..........................

                                                            OMB Approval
                                                      ..........................
                                                      ..........................

                                                      OMB Number:      3235-0006
                                                      Expires: December 31, 2009
                                                      Estimated  average  burden
                                                      hours per response....22.6
                                                      ..........................






                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: December 31, 2007

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                      ChinaRock Capital Management Limited
                            2804 One Exchange Square,
                                8 Connaught Place
                               Central, Hong Kong

                     c/o Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 2100
                         San Francisco, California 94111

                         Form 13F File Number: 028-12617

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Mark C. Wehrly
                              Authorized Signatory
                                 (415) 421-2132






                               /s/ Mark C. Wehrly
                               ------------------
                            San Francisco, California
                                February 14, 2008



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        2

                    Form 13 F Information Table Entry Total:

                                       17

                    Form 13 F Information Table Value Total:

                              $266,938 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 028-03896
Name: Farallon Capital Management, L.L.C.

No. 2
Form 13F File Number: 028-06372
Name: Farallon Partners, L.L.C.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALU     SHARES/    SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT    PRN CALL DSCRETN MANAGERS SOLE      SHARED       NONE
------------------------------ ---------------- --------- --------- ---------- --- ---- ------- -------- --------- ------------ ----
2020 CHINACAP ACQUIRCO INC     UNIT 99/99/9999  90212G208       737     90,000 SH       OTHER   01-02                 90,000
ACORN INTL INC                 SPON ADR         004854105     7,728    828,261 SH       OTHER   01-02                828,261
ASIAINFO HLDGS INC             COM              04518A104     6,715    610,423 SH       OTHER   01-02                610,423
BAIDU COM INC                  SPON ADR REP A   056752108    56,607    145,000 SH       OTHER   01-02                145,000
BAIDU COM INC                  SPON ADR REP A   056752108    31,184     80,000 SH  PUT  OTHER   01-02                 80,000
CHINA HEALTHCARE ACQ CORP      UNIT 07/11/2011  16939Q203     2,013    335,000 SH       OTHER   01-02                335,000
CNINSURE INC                   SPONSORED ADR    18976M103     8,663    550,000 SH       OTHER   01-02                550,000
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109    34,086    600,000 SH       OTHER   01-02                600,000
HURRAY HLDGS CO LTD            SPONSORED ADR    447773102     3,391    849,928 SH       OTHER   01-02                849,928
KONGZHONG CORP                 SPONSORED ADR    50047P104     9,135  1,500,000 SH       OTHER   01-02              1,500,000
LINKTONE LTD                   ADR              535925101     7,416  2,400,000 SH       OTHER   01-02              2,400,000
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100    42,111    980,000 SH       OTHER   01-02                980,000
NETEASE COM INC                SPONSORED ADR    64110W102    34,729  1,831,700 SH       OTHER   01-02              1,831,700
NOAH ED HLDGS LTD              ADR              65487R303     1,402    173,900 SH       OTHER   01-02                173,900
SHANGHAI CENTURY ACQUISIT CO   SHS              G80637104     4,472    509,300 SH       OTHER   01-02                509,300
WUXI PHARMATECH CAYMAN INC     SPONS ADR SHS    929352102    12,547    429,100 SH       OTHER   01-02                429,100
YINGLI GREEN ENERGY HLDG CO    ADR              98584B103     4,002    103,413 SH       OTHER   01-02                103,413